Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Income (Loss) from Continuing Operations before Income Taxes, by Jurisdiction
U.S.	$ 1,690	$ 1,806	$ 1,620
International	2,015	2,445	2,525
Earnings from continuing operations before income taxes	3,705	4,251	4,145
Current tax expense:
U.S.	532	509	664
International	248	219	231
Total current tax expense	780	728	895
Deferred tax expense (benefit):
U.S.	(175)	46	(138)
International	35	10	(27)
Net deferred tax expense (benefit)	(140)	56	(165)
Total provision for income taxes	640	784	730
Valuation allowance	397	313
Deferred tax assets:
Net operating loss, capital loss, and credit carryforwards	487	423
Other accrued liabilities	205	140
Accrued compensation	201	98
Pension and post-retirement benefits	194	239
Stock-based compensation	171	223
Other	142	200
Inventory	118	121
Federal and state benefit on uncertain tax positions	79	57
Unrealized loss on available-for-sale securities and derivative financial instruments	29	0
Gross deferred tax assets	1,626	1,501
Valuation allowance	(397)	(313)
Total deferred tax assets	1,229	1,188
Deferred tax liabilities:
Intangible assets	(652)	(712)
Basis impairment	(225)	(214)
Realized loss on derivative financial instruments	(110)	(110)
Other	(24)	(29)
Accumulated depreciation	(20)	(56)
Unrealized gain on available-for-sale securities and derivative financial instruments	0	(87)
Total deferred tax liabilities	(1,031)	(1,208)
Prepaid income taxes	320	321
Income tax receivables	113	114
Tax assets, net	631	415
Reported as (after valuation allowance and jurisdictional netting):
Tax assets	736	539
Long-term tax assets	300	232
Deferred tax liabilities	(19)	(16)
Long-term deferred tax liabilities	(386)	(340)
Tax assets, net	631	415
Effective Income Tax Rate Reconciliation
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
U.S. state taxes, net of federal tax benefit	0.60%	0.50%	0.90%
Research and development credit	(0.50%)	(1.10%)	(0.60%)
Domestic production activities	(0.40%)	(0.30%)	(0.50%)
International	(17.70%)	(16.70%)	(16.90%)
Puerto Rico Excise Tax	(1.60%)	(1.30%)	(1.40%)
Impact of restructuring charges, net, certain litigation charges, net, and acquisition-related items	5.60%	2.00%	0.30%
Reversal of excess tax accruals	(1.90%)	0.00%	(0.80%)
Valuation allowance release	0.00%	(0.20%)	(0.80%)
Other, net	(1.80%)	0.50%	2.40%
Effective tax rate	17.30%	18.40%	17.60%
Unrecognized Tax Benefits Reconciliation
Gross unrecognized tax benefits at beginning of fiscal year	1,068	917	769
Gross increases:
Prior year tax positions	64	12	47
Current year tax positions	166	169	171
Gross decreases:
Prior year tax positions	(58)	(21)	(53)
Settlements	(66)	(6)	(4)
Statute of limitation lapses	(2)	(3)	(13)
Gross unrecognized tax benefits at end of fiscal year	$ 1,172	$ 1,068	$ 917